ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of accrued liabilities

	December 31, 2023	December 31, 2022
Accounts payable and accrued expense	$1,974,487	$2,389,231
Accrued interest	304,427	282,612
Soundstr Obligation	145,529	145,259
Total accounts payable and accrued liabilities	$2,424,443	$2,817,102